Investments	12 Months Ended
Dec. 31, 2022
Disclosure Of Investments [Abstract]
Investments
16.
Investments

As at	December 31, 2022	December 31, 2021
Investments at amortized cost	24,493	24,987
Investments at FVTPL	72,761	48,576
	97,254	73,563

Current portion	6,552	3,065
Long-term	90,702	70,498

Investments at fvtpl

Superette

On February 9, 2022, the Company closed an investment in a $5.0 million promissory note with a maturity date of February 9, 2025, and an interest rate of 15% per annum. On August 26, 2022, November 22, 2022 and December 31, 2022, the Company entered into an amended and restated promissory note whereby the Company would advance additional funds up to $8.1 million as part of pre-CCAA advances and debtor-in-possession advances and the maturity date was amended such that the full balance of the promissory note plus accrued interest and advances became due August 30, 2022. On August 31, 2022, the Company announced that, in the context of the initial order obtained by Superette Inc., Superette Ontario Inc. and certain of its subsidiaries (collectively, “Superette”) from the Ontario Superior Court of Justice on August 30, 2022 pursuant to the CCAA proceedings, it had entered into an agreement of purchase and sale with Superette, pursuant to which it proposed to acquire substantially all of the business and assets of Superette. As at December 31, 2022, the Company had advanced an additional $1.8 million under the amended and restated promissory note. Subsequent to December 31, 2022, the Company had advanced an additional $0.3 million under the amended and restated promissory note. The Company has adjusted the fair value of the promissory note downward by $3.7 million during the year ended December 31, 2022 (note 28) to management’s best estimate of the recoverable value of the collateral underlying the security of the promissory note. On February 7, 2023, the Company announced the acquisition of Superette (note 36).

Delta 9

On March 30, 2022, the Company closed an investment in a $10.0 million convertible debenture with Delta 9 Cannabis Inc. with a maturity date of March 30, 2025, and an interest rate of 10% per annum. On August 11, 2022, and again on September 9, 2022, the Company waived compliance under certain covenants in exchange for a requirement to meet additional conditions.

Zenabis

On June 17, 2022, Zenabis Global Inc. (“Zenabis Global”), as well as Zenabis Global’s direct and indirect wholly owned subsidiaries (collectively, the “Zenabis Global Group”), filed a petition with the Québec Superior Court for protection under CCAA. On June 16, 2022 (and amended on July 5, 2022), the Company entered into a purchase agreement pursuant to which the shares of Zenabis Global and all business and assets of the Zenabis Global Group (the “Zenabis Business”) would be acquired by SNDL. On November 1, 2022, the Company announced the acquisition of certain assets and permitted liabilities of Zenabis Global (note 5(c)). The Company has adjusted the fair value of the Zenabis Global senior loan downward by $33.7 million (note 28) to management’s best estimate of the fair value of the Zenabis Global senior loan at November 1, 2022, in accordance with the requirements of IFRS. The Zenabis Global senior loan was extinguished immediately preceding the business combination and forms the consideration transferred (note 5(c)).

Valens

On August 22, 2022, the Company and The Valens Company Inc. (“Valens”) announced that they had entered into an arrangement agreement (the “Valens Arrangement Agreement”) to combine their businesses. Pursuant to the terms of the Valens Arrangement Agreement, the Company will acquire, subject to Valens’ shareholder approval and customary closing conditions, all of the issued and outstanding common shares of Valens, other than those owned by SNDL and its subsidiaries, by way of a statutory plan of arrangement (the “Valens Transaction”). In connection with the Valens Arrangement Agreement, the Company and Valens closed a $60.0 million non-revolving term loan facility with a maturity date of December 15, 2023 and an interest rate of 10% per annum. The Valens Transaction closed on January 17, 2023 (note 36).